Income Taxes (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Deferred tax (benefit) expense	$ (76,374)	$ (270,427)
Deferred Income Tax Charges [Member]
Depreciation	66,603	10,368
Mortgage servicing rights	(5,129)	(3,661)
Deferred compensation	2,246	3,722
Bad debts	(105,372)	(269,219)
Limited partnership amortization	(57,387)	(39,430)
Investment in CFS Partners	35,651	13,408
Deferred SBA PPP fees	(108,668)	0
Prepaid expenses	(5,384)	11,072
Other	(13,708)	3,313
Deferred tax (benefit) expense	$ (76,374)	$ (270,427)